Deferred tax - Movements in deferred tax assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Movements in deferred tax assets
Elimination of Predecessor deferred tax assets arising from the acquisition of Chindex in 2014	¥ (12,186)
Gross deferred tax assets	47,954
Predecessor
Movements in deferred tax assets
Balance at beginning of period	60,140		¥ 56,816
Elimination of Predecessor deferred tax assets arising from the acquisition of Chindex in 2014			(1,904)
(Debited)/credited to income statement | $		$ 5,228
Gross deferred tax assets		60,140	60,140
Tax loss
Movements in deferred tax assets
Elimination of Predecessor deferred tax assets arising from the acquisition of Chindex in 2014	4,875
Gross deferred tax assets	6,657
Tax loss | Predecessor
Movements in deferred tax assets
Balance at beginning of period	1,782		2,768
(Debited)/credited to income statement | $		(986)
Gross deferred tax assets		1,782	1,782
Impairment of trade receivables
Movements in deferred tax assets
Elimination of Predecessor deferred tax assets arising from the acquisition of Chindex in 2014	(5,776)
Gross deferred tax assets	24,106
Impairment of trade receivables | Predecessor
Movements in deferred tax assets
Balance at beginning of period	29,882		31,168
(Debited)/credited to income statement | $		(1,286)
Gross deferred tax assets		29,882	29,882
Accrued expense
Movements in deferred tax assets
Elimination of Predecessor deferred tax assets arising from the acquisition of Chindex in 2014	(14,744)
Gross deferred tax assets	6,097
Accrued expense | Predecessor
Movements in deferred tax assets
Balance at beginning of period	20,841		19,936
(Debited)/credited to income statement | $		905
Gross deferred tax assets		20,841	20,841
Property, plant and equipment | Predecessor
Movements in deferred tax assets
Balance at beginning of period			2,137
Elimination of Predecessor deferred tax assets arising from the acquisition of Chindex in 2014			(1,904)
(Debited)/credited to income statement | $		(233)
Leases
Movements in deferred tax assets
Elimination of Predecessor deferred tax assets arising from the acquisition of Chindex in 2014	3,447
Gross deferred tax assets	10,155
Leases | Predecessor
Movements in deferred tax assets
Balance at beginning of period	6,708
(Debited)/credited to income statement | $		6,708
Gross deferred tax assets		6,708	6,708
Others
Movements in deferred tax assets
Elimination of Predecessor deferred tax assets arising from the acquisition of Chindex in 2014	12
Gross deferred tax assets	939
Others | Predecessor
Movements in deferred tax assets
Balance at beginning of period	¥ 927	807
(Debited)/credited to income statement | $		120
Gross deferred tax assets		$ 927	¥ 927